General Information	12 Months Ended
Dec. 31, 2022
General Information [Abstract]
General Information

1. General Information

A. Incorporation and Operations

AENZA S.A.A., (hereinafter the “Company” or “AENZA”) is the parent of the AENZA Corporation that includes the Company and its subsidiaries (hereinafter, the “Corporation”) and is mainly engaged in its investments in the different companies of the Corporation. In addition, the Company provides strategic and functional services and office leases to the companies of the Corporation. The Company registered office is at Av. Petit Thouars 4957, Miraflores, Lima.

The Corporation is a conglomerate of companies whose operations encompass different business activities such as engineering and construction, energy, infrastructure (public concession ownership and operation) and real estate business. See details of the Corporation’s operating segments in Note 7.

B. Authorization for the Financial Statements Issuance

The consolidated financial statements for the year ended December 31, 2022 have been prepared and issued with authorization of Management and approved by the Board of Directors on May 15, 2023 and will be presented for consideration and approval to the General Shareholders’ Meeting that will be held within the terms established by Law. In Management’s opinion, the financial statements as of December 31, 2022, will be approved without any modifications.

The consolidated financial statements for the year ended December 31, 2021 were prepared and issued with the authorization of Management and approved by the Board of Directors on March 4, 2022 and were approved by the General Shareholders’ Meeting on March 31, 2022.

As indicated in note 2.AA, from the date the financial statements for the year ended December 31, 2021 were submitted to the shareholders for approval, the Company revised the balances previously presented as of December 31, 2021.

The revised consolidated financial statements for the year ended December 31, 2021 have been prepared and issued with the authorization of Management and the Board of Directors on May 15, 2023 and will be submitted for consideration and approval by the General Shareholders’ Meeting to be convened promptly.

C. Compliance with laws and regulations

The Company is involved in a series of criminal investigations conducted by the Public Ministry of Peru and administrative proceedings conducted by the National Institute for the Defense of Competition and Protection of Intellectual Property (INDECOPI, for its Spanish Acronym) based on events that occurred between years 2003 and 2016. Such situations led to significant changes in the Company’s corporate governance structure, the opening of independent investigations and the adoption of measures to address and clarify these situations.

Criminal investigations derived from projects developed in partnership with companies of the Odebrecht Group

In connection with the Lava Jato case, the Company participated as a minority partner in six infrastructure projects with Odebrecht Group, directly or through its subsidiaries, in entities or consortia. The resulting contingency from these proceedings has been determined in the Plea Agreement (“the Agreement”) signed with the Peruvian Public Prosecutor’s Office and Attorney General’s Office and includes the following projects: IIRSA Sur Tranches 2 and 3, IIRSA Norte, the Electric Train Construction Project (Tranches 1 and 2) and Gasoducto Sur Peruano (GSP)

Criminal investigations in relation to the Construction Club case

Cumbra Peru S.A. has been included, along with other construction companies, in the criminal investigation that the Public Ministry of Peru has been carrying out for the alleged crime of corruption of officials in relation to the so-called ‘Construction Club’. The resulting contingency from these proceedings has been determined in the Agreement with the Peruvian Public Prosecutor’s Office and the Attorney General’s Office.

Moreover, at the end of February 2020, the Public Ministry of Peru requested Unna Transporte S.A.C., be included in such criminal investigation. That request was approved in October 2021. Just like other executives of other construction companies, a former commercial manager of Cumbra Peru S.A., a former president of the Board of Directors, a former Director, and the former Corporate General Manager of the Company have been included in these criminal investigations.

The Company’s Management cannot guarantee the finding nor rule out the possibility of authorities or third parties finding additional adverse evidence not currently known with respect to other projects executed during the period under investigation. If applicable, these new facts could be included in the Agreement entered into with the Peruvian Public Prosecutor’s Office and the Attorney General’s Office.

Final Plea Agreement

On May 21, 2021, the Company entered into an Agreement with the Special Team of Peruvian prosecutors who are committed to full dedication to the knowledge of investigations related to corruption offenses of officials and related personnel, in which the company Odebrecht and others would have incurred (the “Prosecutor’s Office”) and with the ad hoc Public Prosecutor’s Office for investigations and processes related to crimes corruption of officials, money laundering and related activities allegedly committed by the Odebrecht company and others (the “Attorney General’s Office”).

On September 15, 2022, the Agreement was entered into between the Peruvian Public Prosecutor’s Office, the Attorney General’s Office and the Company, whereby AENZA S.A.A. accepted they were utilized by certain former executives to commit illicit acts in a series of periods until 2016, and committed to pay a civil compensation to the Peruvian Government of approximately S/ 488.9 million (approximately S/ 333.3 million and US$ 40.7 million, respectively) calculated according to the formulae established by Law 30737.

According to the Agreement, payment shall be made within twelve (12) years at a legal interest rate in soles and dollars (3% and 1% annual interest as of December 31, 2022, respectively). The Company also undertakes to establish a series of guarantees after the approval (by which the judge verify that the agreement are in accordance with Law) of the Agreement, composed of i) a trust agreement that includes shares issued by a subsidiary of the Company, ii) mortgage on a property owned by the Company, and iii) a guarantee account with funds equivalent to the annual installment for the following year. Among other conditions, the Agreement includes a restriction for AENZA S.A.A. and subsidiaries Cumbra Peru S.A. and Unna Transporte S.A.C. to participate in public construction and road maintenance contracts for 2 years from the approval of the Agreement. The other member companies of the Corporation are not subject to any impediment or prohibition to contract with the Peruvian Government. As of December 31, 2022, the Company recognized in its financial statements the total liabilities associated to the Agreement for S/488.9 million (Note 21.a) recognizing an expense of S/258.3 million under “Other Income and Expenses” and an exchange difference income of S/9.5 million under “Financial Expenses” in 2022 (Note 26.A) (As of December 31, 2021, the balance was S/240.1 million).

As of December 31, 2022, and as of the reporting date of the consolidated financial statements, in the opinion of the Company’s Management and legal advisors, the civil compensation covers the total contingency to which the Company is exposed to as a result of the investigations revealed since 2017. Nevertheless, the Agreement enforceability is subject to court approval and its terms and conditions are subject to confidentiality provisions.

Investigations and administrative process initiated by INDECOPI in relation to the Construction Club case

On July 11, 2017, the INDECOPI initiated an investigation against several Peruvian construction companies (including Cumbra Peru S.A.), about the existence of an alleged cartel called the Construction Club.

On February 11, 2020, the subsidiary Cumbra Peru S.A. was notified by the Technical Secretariat (the “TS”) of the Free Competition Defense Commission of INDECOPI with the resolution that begins a sanctioning administrative procedure involving a total of 35 companies and 28 natural persons, for alleged anticompetitive conduct in the market of Public Works.

On November 17, 2021, the Commission imposed a fine of approximately S/67 million against Cumbra Peru S.A., which is currently being challenged and is pending of resolution by the final administrative instance within the INDECOPI Court. As of December 31, 2022, Cumbra Peru S.A. recorded an provision amounting to S/52.4 million (as of December 31, 2021 a present value equivalent to S/52.6 million was recorded).

Investigations and administrative process initiated by INDECOPI in relation to the labor recruitment market

On February 7, 2022, Cumbra Peru S.A. and Unna Transporte S.A.C. were notified with Resolution 038-2021/CLC-INDECOPI, by means of which the National Directorate of Research and Promotion of Free Competition of INDECOPI decided to initiate an administrative sanctioning procedure regarding the alleged horizontal collusive practice in the modality of concerted sharing of suppliers in the market of hiring workers in the construction sector at national level from 2011 to 2017.

On April 7, 2022, Cumbra Peru S.A. and Unna Transporte S.A.C. proposed a cease-and-desist agreement for the early termination of the sanctioning administrative procedure, where they (i) accepted the alleged conduct, (ii) committed to comply with a free competition rules compliance program during years 2022, 2023, and 2024, and (iii) committed to paying a compensation amounting to S/ 2.7 million in two installments (the first one within 60 days after the notification of the Resolution approving the cessation undertaking and the second one within 12 months). By means of Resolution 054-2022/CLC-INDECOPI dated August 19, 2022, the INDECOPI approved the proposed cease-and-desist agreement and concluded the sanctioning procedure.